Loan Number	Loan ID	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Compensating Factors	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)
220240901
(Open) Final TIL-

The initial TIL and any revised TIL(s) could not be located in the loan file. As a result the following reviews could not be performed: Federal TILA, Section 32, Federal, State, and Local High Costs Test, Anti-Predatory Lending statutes.

(Open) Missing HUD-

There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: Federal TILA, Section 32, Federal, State, and Local High Costs Test, Anti-Predatory Lending statutes.

(Open) Miscellaneous Closing Documentation-

The flood cert was missing from the loan file.

(Open) Right to Rescind-

The Right to Cancel was missing from the loan file. The loan reviewed contains a note date more than 36 months old and the statute of limitations have run out.

(Open) Disclosures Federal Missing-

The file was found to be missing the following federally required disclosures: Servicing Disclosures

						4	4	N/A	N/A	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
220240805		(Open) Missing ARM Disclosure- The file contains no evidence that the ARM Disclosure was provided to the borrower. (Open) Disclosures Federal Missing- The file was found to be missing the following federally required disclosures: Servicing Transfer Disclosure. (Open) Introductory Rate- The interest rate used at consummation is determined to be a discounted introductory rate based on information provided in the loan file. Per Reg Z 1026.18(s)(iii), the Introductory Rate Notice required was not disclosed on the final TIL.				3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
220240902		(Open) Missing ARM Disclosure- The file contains no evidence that the ARM Disclosure was provided to the borrower. (Open) Disclosures Federal Late- The following disclosures provided in the loan file were not disclosed within 3 business days of the application date: Servicing disclosures				3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
220240704		(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations				1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
220240805		(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations				1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
220240704		(Open) Missing Note- The Note was missing from the file. The auditor could not evaluate compliance to agency guidelines.				4	4	N/A	N/A	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
220240702		(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations				1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
220240802		(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations				1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
220241000		(Open) Misc Compliance Findings- The Note contained a mandatory arbitration clause.				3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
220240902		(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations				1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
220240900		(Open) Right to Rescind Inaccurate > XXXX Mos- Right to Cancel Notice provided in the loan file was inaccurate. The transaction is a lender-to-lender refinance. Per regulation, the H-9 Model should have been utilized; however, the H-8 Model was utilized instead. This transaction is a Rate and Term Refinance. The loan reviewed contains a note dated more than XXXX months old, outside the applicable statute of limitations per 15 USC 1640(e).				2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
220240901		(Open) TIL Missing- There was no evidence of any TILs in the loan file. The auditor could not evaluate compliance to agency guidelines. (Open) Flood Cert Missing- The Flood Cert is missing from the Loan file. (Open) Missing HUD- There is no evidence of a HUD-1 Settlement Statement provided in the loan file. The auditor could not evaluate compliance to agency guidelines.				3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
220240404		(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations				1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A